STOCK OPTION PLANS (Details 3)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Weighted-average volatility		302.00%			288.00%	90.00%
Weighted-average expected term		5 years 9 months			5 years 9 months 18 days	5 years
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free investment rate		1.96%			2.00%	2.00%
Expected forfeiture rate					0.00%	0.00%
Maximum [Member]
Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Weighted-average volatility				302.00%
Weighted-average expected term				5 years 9 months
Risk-free investment rate				1.96%
Minimum [Member]
Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Weighted-average volatility				89.00%
Weighted-average expected term				5 years 6 months
Risk-free investment rate				1.73%